SERIES A PREFERRED STOCK (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, dividend rate	8.00%
Preferred stock, dividend, make-whole dividend rate to market value	10.00%
Preferred stock, conversion, required common share price (in dollars per share)	$ 232,000,000
Preferred stock redemption price per share	$ 8.00
Preferred stock, shares outstanding (in shares)	48,100	48,100
Accrued and unpaid dividends	$ 514,269	$ 465,501
Common Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Convertible preferred stock, shares issued upon conversion (in shares)	1